CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 72,423	$ 66,895
Restricted cash	2,812	2,812
Accounts receivable, net	15,794	6,502
Inventories	9,057	8,841
Prepaid expenses	1,961	1,234
Due from related parties	34,939	34,007
Other current assets	5,712	5,708
Total current assets	142,698	125,999
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $816,947 (2017: $763,190)	2,743,897	2,795,971
Deferred charges, net	15,061	8,962
Investments in affiliates	6,182	5,998
Other non-current assets	58,924	49,466
Total non-current assets	2,824,064	2,860,397
Total assets	2,966,762	2,986,396
CURRENT LIABILITIES
Accounts payable	16,290	11,371
Accrued liabilities	18,400	15,226
Current portion of long-term debt, net	134,861	2,329,601
Unearned revenue	19,284	22,853
Other current liabilities	759	788
Total current liabilities	189,594	2,379,839
LONG-TERM LIABILITIES
Long-term debt, net	2,152,957
Unearned revenue, net of current portion	49,004	56,159
Other long-term liabilities	1,331	1,693
Total long-term liabilities	2,203,292	57,852
Total liabilities	2,392,886	2,437,691
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2018 and December 31, 2017)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2018 and December 31, 2017. 109,799,352 issued and outstanding as of June 30, 2018 and December 31, 2017)	1,098	1,098
Additional paid-in capital	546,898	546,898
Accumulated other comprehensive loss	(109,735)	(114,076)
Retained earnings	135,615	114,785
Total stockholders' equity	573,876	548,705
Total liabilities and stockholders' equity	$ 2,966,762	$ 2,986,396